Investment Objectives and Goals - Bramshill Income Performance Fund Series	Jul. 29, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Bramshill Income Performance Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Bramshill Income Performance Fund (the “Fund”) seeks to maximize total return.